Geographic and Significant Customer Information (Details) - Schedule of Sets Forth Reporting Revenue Information - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Geographic and Significant Customer Information (Details) - Schedule of Sets Forth Reporting Revenue Information [Line Items]
Revenue		$ 3,229	$ 3,085	$ 4,138
United States [Member]
Geographic and Significant Customer Information (Details) - Schedule of Sets Forth Reporting Revenue Information [Line Items]
Revenue		751	604	471
Japan [Member]
Geographic and Significant Customer Information (Details) - Schedule of Sets Forth Reporting Revenue Information [Line Items]
Revenue		480	1,130	1,380
China [Member]
Geographic and Significant Customer Information (Details) - Schedule of Sets Forth Reporting Revenue Information [Line Items]
Revenue		440	104
Israel [Member]
Geographic and Significant Customer Information (Details) - Schedule of Sets Forth Reporting Revenue Information [Line Items]
Revenue		30	30	108
Thailand [Member]
Geographic and Significant Customer Information (Details) - Schedule of Sets Forth Reporting Revenue Information [Line Items]
Revenue		14	30	964
Other [Member]
Geographic and Significant Customer Information (Details) - Schedule of Sets Forth Reporting Revenue Information [Line Items]
Revenue	[1]	$ 1,514	$ 1,187	$ 1,215

[1]	No country represented is greater than 10% of our revenue as of the years presented, other than the countries presented above.